Document and Entity Information	Sep. 25, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	SCILEX HOLDING COMPANY
Amendment Flag	false
Entity Central Index Key	0001820190
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-39852
Entity Tax Identification Number	92-1062542
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SCLX
Security Exchange Name	NASDAQ
Warrants To Purchase One Share Of Common Stock Each At An Exercise Price Of 402.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $402.50
Trading Symbol	SCLXW
Security Exchange Name	NASDAQ